Income Tax - Schedule of Income Tax Expense (Details) - USD ($)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Deferred: Federal		$ (700,557)	$ (1,339,178)
Deferred: State		(327,051)	(229,803)
Change in valuation allowance		$ 1,027,608	$ 1,568,981
Income tax expense (benefit)	21.00%